Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	3,600,000	4,331,351	4,178,231
Common stock, shares outstanding	3,600,000	4,331,351	4,178,231
SHAPEWAYS, INC
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	41,641,842	41,641,842	41,641,842
Preferred stock, shares issued	22,602,820	22,579,695	22,579,695
Preferred stock, shares outstanding	22,602,820	22,579,695	22,579,695
Convertible preferred stock, aggregate liquidation preference	$ 60,436	$ 60,391	$ 60,391
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,668,172	60,668,172	60,668,172
Common stock, shares issued	16,349,110	16,211,567	15,894,428
Common stock, shares outstanding	16,349,110	16,211,567	15,894,428